UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number        811-08379
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                    Principal Real Estate Securities Fund, Inc.
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               (Exact name of registrant as specified in charter)

711 High Street, Des Moines, Iowa                                50392-2080
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(Address of principal executive offices)                         (Zip code)

    MICHAEL D. ROUGHTON                      Copy to:
    The Principal Financial Group            John W. Blouch, Esq.
    Des Moines, Iowa  50392-0300             Dykema Gossett PLLC
                                             Franklin Square, Suite 300 West
                                             1300 I Street, N.W.
                                             Washington, DC 20005-3306
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                     (Name and address of agent for service)

Registrant's telephone number, including area code:   515-248-3842
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Date of fiscal year end:   10/31/2003
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Date of reporting period:  07/01/2003 - 06/30/2004
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Item 1 Proxy Voting Record

Principal Real Estate Securities Fund, Inc.
Sub-Advisor:  Principal Real Estate Investors


There were no matters relating to a portfolio security considered at any shareholder meetings held during the reporting period and with respect to which the registrant was entitled to vote.


                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                Principal Real Estate Securities Fund, Inc.
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By (Signature and Title)    /s/ Ralph C. Eucher
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                            Ralph C. Eucher
                            President and Chief Executive Officer

Date              January 14, 2005
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